Document and Entity Information	12 Months Ended
Jul. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BGS Acquisition Corp.
Entity Central Index Key	0001532700
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jul. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--07-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	5,333,333